Related Party Transactions (Tables)	12 Months Ended
Jan. 31, 2022
Text block [abstract]
Summary of Benefit Expenses in Relation with Key Management Personnel
The Company incurred the following benefit expenses in relation with key management personnel:

	Years ended
	January 31, 2022	January 31, 2021
Current remuneration	$25.1	$20.1
Post-employment benefits	1.5	1.3
Termination benefits	—	0.5
Stock-based compensation expense	9.3	8.4
Total	$35.9	$30.3